Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 2,679.4	$ 41.3	₨ 2,198.6
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	73,200.0		78,600.0
Outstanding Undrawn commitments to provide loans and financing to customers	419,000.0	6,500.0	429,700.0
Unconditional cancellable commitments	2,159,000.0	33,300.0	1,629,800.0
Guarantees
Financial Instruments [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	977.2		917.7
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 2,339.2	$ 36.1	₨ 1,872.5
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	15 years 10 months 25 days